Risk management - Schedule of exposure and impairment losses by stage, by entity (Details) € in Millions	Dec. 31, 2024 EUR (€) tranches	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 953,572	€ 953,919	€ 949,583
Financial assets	(283,497)	(243,203)	(193,716)
Customers
Disclosure of credit risk exposure [line items]
Financial assets	(1,054,069)	(1,036,349)	(1,036,004)
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	349	286	226
Accumulated impairment | Customers
Disclosure of credit risk exposure [line items]
Financial assets	22,125	22,788	22,684
Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial assets	22,125	22,788	22,684	€ 22,964
Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	€ 22,125	22,788	22,684	22,964
Spain
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 198,936	205,994	212,593
Spain | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	1,132
Spain | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	3,863	3,922	4,645
Financial instruments not credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial assets	8,037	8,550	8,753
Financial instruments credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial assets	14,088	14,238	13,931
Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	839,255	843,297	850,779
Stage 1 | Financial instruments not credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	3,293	3,596	3,626	4,188
Stage 1 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	179,041	183,324	191,349
Stage 1 | Financial instruments not credit-impaired | Spain | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	340	300	507
Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	81,416	76,784	66,196
Stage 2 and 3 | Financial instruments not credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	4,744	4,954	5,127	5,226
Stage 2 and 3 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13,277	15,134	12,351
Stage 2 and 3 | Financial instruments not credit-impaired | Spain | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	570	663	666
Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32,901	33,838	32,608
Stage 2 and 3 | Financial instruments credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	14,088	14,238	13,931	€ 13,550
Stage 2 and 3 | Financial instruments credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,618	7,536	8,893
Stage 2 and 3 | Financial instruments credit-impaired | Spain | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	2,953	2,959	3,472
From AAA to AA-
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	111,576	149,326	173,946
From AAA to AA- | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	35,456	46,875	37,580
From AAA to AA- | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	108,977	147,065	172,440
From AAA to AA- | Stage 1 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	35,347	46,827	37,133
From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,599	2,261	1,506
From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	110	48	447
From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
From A+ to BB
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	448,144	435,359	404,685
From A+ to BB | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	105,322	101,859	107,949
From A+ to BB | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	431,544	421,449	394,084
From A+ to BB | Stage 1 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	104,197	101,079	107,667
From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	16,600	13,910	10,601
From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,124	780	282
From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
From BB- to B-
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	333,431	304,191	305,109
From BB- to B- | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	46,257	43,694	52,684
From BB- to B- | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	288,302	262,954	272,456
From BB- to B- | Stage 1 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	37,413	33,905	46,296
From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	45,129	41,237	32,653
From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,844	9,789	6,388
From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
CCC and below
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	60,421	65,043	65,843
CCC and below | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,900	13,566	19,106
CCC and below | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,431	11,829	11,799
CCC and below | Stage 1 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,084	1,513	336
CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	17,088	19,376	21,436
CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,199	4,517	5,008
CCC and below | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32,901	33,838	32,608
CCC and below | Stage 2 and 3 | Financial instruments credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 6,618	7,536	13,762
Santander UK plc
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 236,849	235,344	245,070
Santander UK plc | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	967	1,066	1,032
Santander UK plc | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	209,588	205,708	221,566
Santander UK plc | Stage 1 | Financial instruments not credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	166	172	166
Santander UK plc | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	23,969	26,118	20,445
Santander UK plc | Stage 2 and 3 | Financial instruments not credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	401	498	529
Santander UK plc | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,292	3,518	3,059
Santander UK plc | Stage 2 and 3 | Financial instruments credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	400	396	337
Santander UK plc | From AAA to AA-
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	33,196	47,509	86,757
Santander UK plc | From AAA to AA- | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32,012	46,236	85,930
Santander UK plc | From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,184	1,273	827
Santander UK plc | From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander UK plc | From A+ to BB
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	170,886	156,734	126,132
Santander UK plc | From A+ to BB | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	159,970	145,884	118,585
Santander UK plc | From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,916	10,850	7,547
Santander UK plc | From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander UK plc | From BB- to B-
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	28,769	27,583	27,924
Santander UK plc | From BB- to B- | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	17,594	13,588	16,831
Santander UK plc | From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,175	13,995	11,093
Santander UK plc | From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander UK plc | CCC and below
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,999	3,518	4,257
Santander UK plc | CCC and below | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12	0	220
Santander UK plc | CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	695	0	978
Santander UK plc | CCC and below | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 3,292	3,518	3,059
Santander Bank, National Association | US
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Santander Bank, National Association | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 54,243	55,983	62,072
Santander Bank, National Association | US | North America | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial assets	838	885	707
Santander Bank, National Association | Stage 1 | Financial instruments not credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	47,569	50,665	58,319
Santander Bank, National Association | Stage 1 | Financial instruments not credit-impaired | US | North America | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial assets	292	409	392
Santander Bank, National Association | Stage 2 and 3 | Financial instruments not credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,544	4,424	3,294
Santander Bank, National Association | Stage 2 and 3 | Financial instruments not credit-impaired | US | North America | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial assets	364	335	241
Santander Bank, National Association | Stage 2 and 3 | Financial instruments credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,130	894	459
Santander Bank, National Association | Stage 2 and 3 | Financial instruments credit-impaired | US | North America | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial assets	182	141	74
Santander Bank, National Association | From AAA to AA- | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,492	4,910	7,029
Santander Bank, National Association | From AAA to AA- | Stage 1 | Financial instruments not credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,215	4,834	6,884
Santander Bank, National Association | From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	277	76	145
Santander Bank, National Association | From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Bank, National Association | From A+ to BB | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	22,352	20,926	21,134
Santander Bank, National Association | From A+ to BB | Stage 1 | Financial instruments not credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	21,422	20,468	20,768
Santander Bank, National Association | From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	930	459	366
Santander Bank, National Association | From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Bank, National Association | From BB- to B- | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	25,754	28,751	32,584
Santander Bank, National Association | From BB- to B- | Stage 1 | Financial instruments not credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	21,899	25,312	30,359
Santander Bank, National Association | From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,855	3,439	2,225
Santander Bank, National Association | From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Bank, National Association | CCC and below | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,645	1,396	1,325
Santander Bank, National Association | CCC and below | Stage 1 | Financial instruments not credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	33	52	308
Santander Bank, National Association | CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	482	450	558
Santander Bank, National Association | CCC and below | Stage 2 and 3 | Financial instruments credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 1,130	894	459
Santander Consumer USA Holdings Inc. | US | North America
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 30,669	28,877	31,960
Santander Consumer USA Holdings Inc. | US | North America | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	3,543	3,327	3,356
Santander Consumer USA Holdings Inc. | Stage 1 | Financial instruments not credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	20,263	18,973	22,470
Santander Consumer USA Holdings Inc. | Stage 1 | Financial instruments not credit-impaired | US | North America | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	630	597	672
Santander Consumer USA Holdings Inc. | Stage 2 and 3 | Financial instruments not credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,677	4,632	5,620
Santander Consumer USA Holdings Inc. | Stage 2 and 3 | Financial instruments not credit-impaired | US | North America | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	1,006	1,019	1,232
Santander Consumer USA Holdings Inc. | Stage 2 and 3 | Financial instruments credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,729	5,272	3,870
Santander Consumer USA Holdings Inc. | Stage 2 and 3 | Financial instruments credit-impaired | US | North America | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	1,908	1,712	1,452
Santander Consumer USA Holdings Inc. | From AAA to AA- | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Consumer USA Holdings Inc. | From AAA to AA- | Stage 1 | Financial instruments not credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Consumer USA Holdings Inc. | From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Consumer USA Holdings Inc. | From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Consumer USA Holdings Inc. | From A+ to BB | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	202	99	171
Santander Consumer USA Holdings Inc. | From A+ to BB | Stage 1 | Financial instruments not credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	202	99	171
Santander Consumer USA Holdings Inc. | From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Consumer USA Holdings Inc. | From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Consumer USA Holdings Inc. | From BB- to B- | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13,253	12,515	15,076
Santander Consumer USA Holdings Inc. | From BB- to B- | Stage 1 | Financial instruments not credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,802	12,120	14,564
Santander Consumer USA Holdings Inc. | From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	451	395	512
Santander Consumer USA Holdings Inc. | From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Consumer USA Holdings Inc. | CCC and below | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	17,214	16,263	16,713
Santander Consumer USA Holdings Inc. | CCC and below | Stage 1 | Financial instruments not credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,259	6,754	7,735
Santander Consumer USA Holdings Inc. | CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,226	4,237	5,108
Santander Consumer USA Holdings Inc. | CCC and below | Stage 2 and 3 | Financial instruments credit-impaired | US | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 5,729	5,272	3,870
Banco Santander (Brasil) S.A. | Brazil | South America
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 103,540	113,409	101,466
Banco Santander (Brasil) S.A. | Brazil | South America | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	5,313	6,338	6,128
Banco Santander (Brasil) S.A. | Stage 1 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	86,458	96,799	85,636
Banco Santander (Brasil) S.A. | Stage 1 | Financial instruments not credit-impaired | Brazil | South America | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	687	722	575
Banco Santander (Brasil) S.A. | Stage 2 and 3 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,700	9,131	8,125
Banco Santander (Brasil) S.A. | Stage 2 and 3 | Financial instruments not credit-impaired | Brazil | South America | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	860	1,078	1,219
Banco Santander (Brasil) S.A. | Stage 2 and 3 | Financial instruments credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,382	7,479	7,705
Banco Santander (Brasil) S.A. | Stage 2 and 3 | Financial instruments credit-impaired | Brazil | South America | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	3,766	4,538	4,334
Banco Santander (Brasil) S.A. | From AAA to AA- | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	20,527	21,138	18,074
Banco Santander (Brasil) S.A. | From AAA to AA- | Stage 1 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	19,557	20,670	18,033
Banco Santander (Brasil) S.A. | From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	970	468	41
Banco Santander (Brasil) S.A. | From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Banco Santander (Brasil) S.A. | From A+ to BB | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	34,461	39,620	36,244
Banco Santander (Brasil) S.A. | From A+ to BB | Stage 1 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32,824	38,869	35,902
Banco Santander (Brasil) S.A. | From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,637	751	342
Banco Santander (Brasil) S.A. | From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Banco Santander (Brasil) S.A. | From BB- to B- | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	38,940	40,284	34,464
Banco Santander (Brasil) S.A. | From BB- to B- | Stage 1 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	33,655	36,107	31,269
Banco Santander (Brasil) S.A. | From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,285	4,177	3,195
Banco Santander (Brasil) S.A. | From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Banco Santander (Brasil) S.A. | CCC and below | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,613	12,367	12,684
Banco Santander (Brasil) S.A. | CCC and below | Stage 1 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	423	1,153	432
Banco Santander (Brasil) S.A. | CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,808	3,735	4,547
Banco Santander (Brasil) S.A. | CCC and below | Stage 2 and 3 | Financial instruments credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 6,382	€ 7,479	€ 7,705